16. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 192
2018	252
2019	31
Total	475
Kai Yuan Center
2017	5,327
2018	2,612
2019	1,558
2020	1,230
2021	308
Total	$ 11,035